Trade payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Summary of Trade Payables

Trade payables as at December 31, 2023 and 2022 are analysed as follows:

	31/12/23	31/12/22
Invoices received - supplier not part of factoring facility	38,863	42,609
Invoices received - supplier factoring facility	9,758	14,294
Accruals for invoices to be received	12,267	21,496
Total	60,888	78,399